Cook & Bynum Funds Trust

820 Shades Creek Parkway, Suite 2450

Birmingham, AL 35209

February 2, 2012

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-2521

Re:   Cook & Bynum Funds Trust (the “Trust”): The Cook & Bynum Fund

File Nos. 333-158133; 811-22282

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its sole series, The Cook & Bynum Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated January 30, 2012, and filed electronically as Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A on January 27, 2012.

Should you have any questions or comments regarding this filing, please contact David J. Baum, Alston & Bird LLP, at (202) 239-3346. Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Ashley A. Morris

Ashley A. Morris

Vice President and Assistant Secretary